Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	31,763.00
Total Offset Amount	0.00
Net Fee	$ 31,763.00
Final Prospectus	false